CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 132,950	$ 95,560
Short-term investments	2,470	6,575
Restricted cash	3,539	2,510
Trade receivables	64,821	112,949
Inventories:
Ore stockpiles	66,130	67,764
Concentrates and dore	66,905	50,332
Supplies	186,852	149,647
Available-for-sale securities (note 7)	100,654	99,109
Other current assets	101,477	89,776
Fair value of derivative financial instruments (note 9)	2,148
Total current assets	727,946	674,222
Other assets	63,295	61,502
Future income and mining tax assets	2,771
Goodwill	200,064	200,064
Property, plant and mine development	4,647,580	4,564,563
TOTAL ASSETS	5,641,656	5,500,351
Current
Accounts payable and accrued liabilities	210,762	160,375
Dividends payable	53,964	108,009
Interest payable	9,808	9,743
Income taxes payable	8,028	14,450
Capital lease obligations	11,245	10,592
Fair value of derivative financial instruments (note 9)		142
Total current liabilities	293,807	303,311
Long-term debt (note 8)	600,000	650,000
Reclamation provision and other liabilities	150,033	145,536
Future income and mining tax liabilities	770,832	736,054
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,102,141	3,078,217
Stock options (note 6)	103,139	78,554
Warrants	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	554,354	440,265
Accumulated other comprehensive income	27,326	28,390
Total shareholders' equity	3,826,984	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,641,656	$ 5,500,351

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUES
Revenues from mining operations	$ 433,691	$ 347,456	$ 845,759	$ 585,039
COSTS AND EXPENSES
Production	212,754	166,573	411,321	284,800
Exploration and corporate development	17,289	12,955	34,267	20,459
Amortization of property, plant and mine development	59,235	44,003	121,164	74,506
General and administrative (note 12)	24,122	23,240	59,274	51,670
Provincial capital tax		742		155
Interest	13,989	15,309	27,997	19,813
Gain on derivative financial instruments (note 9)	(981)	(6,395)	(2,332)	(7,162)
Interest and sundry income (note 10)	224	(93)	(24)	(153)
Gain on sale of available-for-sale securities (note 7)	(420)		(4,814)	(346)
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Income and mining tax expense	35,941	8,189	68,039	27,131
Net income for the period	68,825	100,360	114,089	122,692
Net income per share - basic (in dollars per share)	$ 0.41	$ 0.64	$ 0.68	$ 0.78
Net income per share - diluted (in dollars per share)	$ 0.4	$ 0.63	$ 0.66	$ 0.77
Weighted average number of common shares outstanding (in thousands)
Basic (in shares)	169,029,450	156,899,468	168,948,799	156,789,221
Diluted (in shares)	172,448,127	159,920,213	172,631,790	159,584,740
Comprehensive income:
Net income for the period	68,825	100,360	114,089	122,692
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities	(3,492)	23,343	3,575	32,971
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the period	(420)		(4,814)	(346)
Amortization of unrecognized gain (loss) on pension liability	110	(47)	220	(94)
Tax effect of other comprehensive income items	535	12	(45)	24
Other comprehensive income (loss) for the period	(3,267)	23,308	(1,064)	32,555
Comprehensive income for the period	$ 65,558	$ 123,668	$ 113,025	$ 155,247

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Retained earnings	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2009		$ 216,158	$ 51,049
Increase (Decrease) in Shareholders' Equity
Net income for the period	122,692	122,692
Other comprehensive income (loss) for the period	32,555		32,555
Balance at Jun. 30, 2010		338,850	83,604
Balance at Mar. 31, 2010		238,490	60,296
Increase (Decrease) in Shareholders' Equity
Net income for the period	100,360	100,360
Other comprehensive income (loss) for the period	23,308		23,308
Balance at Jun. 30, 2010		338,850	83,604
Balance at Dec. 31, 2010	440,265	440,265	28,390
Increase (Decrease) in Shareholders' Equity
Net income for the period	114,089	114,089
Other comprehensive income (loss) for the period	(1,064)		(1,064)
Balance at Jun. 30, 2011	554,354	554,354	27,326
Balance at Mar. 31, 2011		485,529	30,593
Increase (Decrease) in Shareholders' Equity
Net income for the period	68,825	68,825
Other comprehensive income (loss) for the period	(3,267)		(3,267)
Balance at Jun. 30, 2011	$ 554,354	$ 554,354	$ 27,326

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Operating activities
Net income for the period	$ 68,825	$ 100,360	$ 114,089	$ 122,692
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	59,235	44,003	121,164	74,506
Future income and mining taxes	17,035	431	25,914	13,526
Gain on sale of available-for-sale securities and derivative financial instruments	(534)	(3,716)	(6,962)	(4,175)
Stock-based compensation	10,465	11,167	27,768	26,335
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Other	3,957	4,081	9,892	7,072
Changes in non-cash working capital balances
Trade receivables	6,745	7,826	48,128	28,216
Income taxes payable	550	10,771	(12,507)	14,695
Other taxes recoverable	7,618	(8,985)	19,439	(10,181)
Inventories	(37,667)	(16,068)	(54,262)	(41,610)
Other current assets	(17,143)	(7,918)	(24,498)	(10,604)
Interest payable	(10,705)	8,562	65	8,223
Accounts payable and accrued liabilities	51,727	28,487	48,856	15,896
Cash provided by operating activities	162,821	161,574	333,864	236,065
Investing activities
Additions to property, plant and mine development	(114,402)	(117,017)	(211,251)	(229,580)
Decrease in short-term investments	1,904	166	4,105	174
Net proceeds on sale of available-for-sale securities and other	566	916	9,330	1,381
Purchases of available-for-sale securities	(2,720)	(183)	(7,285)	(6,290)
Increase in restricted cash	(1,521)	(708)	(1,029)	(1,840)
Cash used in investing activities	(116,173)	(116,826)	(206,130)	(236,155)
Financing activities
Dividends paid	(23,313)		(49,133)	(26,830)
Repayment of capital lease obligations	(4,186)	(8,573)	(7,239)	(10,112)
Proceeds from long-term debt	80,000	1,101,000	80,000	1,201,000
Repayment of long-term debt	(80,000)	(1,101,000)	(130,000)	(1,181,000)
Sale-leaseback financing				3,005
Credit facility financing cost		(12,488)		(12,488)
Proceeds from common shares issued	5,319	10,639	15,350	14,357
Cash used in financing activities	(22,180)	(10,422)	(91,022)	(12,068)
Effect of exchange rate changes on cash and cash equivalents	49	(134)	678	(315)
Net increase (decrease) in cash and cash equivalents during the period	24,517	34,192	37,390	(12,473)
Cash and cash equivalents, beginning of period	108,433	113,615	95,560	160,280
Cash and cash equivalents, end of period	132,950	147,807	132,950	147,807
Supplemental cash flow information:
Interest paid	23,075	4,708	26,304	13,430
Income, mining and capital taxes paid	$ 14,537		$ 49,756	$ 1,497

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("GAAP") in US dollars. They do not include all of the disclosures required by GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2010 annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2010. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2011 and the results of operations and cash flows for the three and six months ended June 30, 2011 and 2010.

  Operating results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2011.

USE OF ESTIMATES	6 Months Ended
Jun. 30, 2011
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2010 audited annual consolidated financial statements except for the changes discussed below.

  Recently Adopted Accounting Pronouncement

  Fair Value Accounting

  In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

  Business Combinations

  In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

  Revenue Recognition — Multiple-Deliverable Revenue Arrangements

  In October 2009, the FASB issued an amendment to its guidance on multiple-deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue-generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.

  Recently Issued Accounting Pronouncements

  Comprehensive Income

  In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows.

  Fair Value Accounting

  In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in level 3 of the fair value hierarchy. The update is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial position, results of operations or cash flows.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets forth the Company's financial assets and liabilities measured at fair value within the fair value hierarchy.

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents, and short-term investments(1)	$6,811	$—	$6,811	$—
Available-for-sale securities(2)(3)	100,654	92,401	8,253	—
Trade receivables(4)	64,821	—	64,821	—
Derivative assets(3)	2,148	—	2,148	—

	$174,434	$92,401	$82,033	$—

Financial liabilities:
Derivative liabilities(3)	—	—	—	—

  (1)
  Fair value approximates the carrying value due to the short-term nature.
  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale securities that are valued using quoted market prices are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based on broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statements of income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the three months ended March 31, 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the three months ended March 31, 2011, the Company funded the plan by transferring  $3.7 million (2010 —  $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2011 were exercised:

Common shares outstanding at June 30, 2011	169,141,820
Employees' stock options	9,047,351
Warrants	8,600,000
Restricted share unit plan	65,941

186,855,112

  During the six months ended June 30, 2011, 2,593,785 (2010 — 2,795,080) options were granted with an exercise price of C $76.46 (2010 — C $57.05), 217,388 (2010 — 285,373) employee stock options were exercised for cash of  $8.9 million (2010 —  $9.5 million), and 91,750 (2010 — 53,050) options were cancelled with a weighted average exercise price of C $66.87 (2010 — C $55.70).

  During the three months ended June 30, 2011, 19,000 (2010 — 40,000) options were granted with an exercise price of C $63.39 (2010 — C $63.70), 53,169 (2010 — 226,048) employee stock options were exercised for cash of  $2.1 million (2010 —  $8.2 million), and zero (2010 — 42,500) options were cancelled with a weighted average exercise price of nil (2010 — C $57.14).

  The following table illustrates the changes in common shares for the six months ended June 30, 2011:

	# of Shares	$ Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	217,388	11,168
Shares issued under Incentive Share Purchase Plan	146,546	9,609
Shares issued under Dividend Reinvestment Plan	80,331	4,943
Restricted share unit plan	(22,800)	(1,796)

Common shares, end of period	169,141,820	3,102,141

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$68,825	$100,360	$114,089	$122,692

Weighted average number of common shares outstanding — basic	169,029,450	156,899,468	168,948,799	156,789,221
Add: Dilutive impact of employee stock options	1,086,858	1,047,887	1,086,858	1,047,887
Dilutive impact of warrants	2,265,878	1,915,390	2,530,192	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan	65,941	57,468	65,941	57,468

Weighted average number of common shares outstanding — diluted	172,448,127	159,920,213	172,631,790	159,584,740

Net income per share — basic	$0.41	$0.64	$0.68	$0.78

Net income per share — diluted	$0.40	$0.63	$0.66	$0.77

  The calculation of diluted net income per share has been computed using the treasury stock method. A total of 718,696 employee stock options were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the three and six months ended June 30, 2011 and 2010, the Company's warrants were dilutive and were included in the calculation of diluted net income per share.

STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

6.     STOCK-BASED COMPENSATION

  The following summary sets out the activity with respect to the Company's outstanding stock options:

	Six months ended June 30, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,593,785	76.46
Exercised	(217,388)	40.46
Cancelled	(91,750)	66.87

Outstanding, end of period	9,047,351	62.83

Options exercisable at end of period	5,518,997	58.94

  For the six months ended June 30, 2011 and 2010, the Company estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010
Risk-free interest rate	1.96%	1.87%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.3%
Expected dividend yield	0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES	6 Months Ended
Jun. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

7.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended June 30, 2011, the Company received proceeds of  $0.5 million (2010 — nil) from the sale of certain available-for-sale securities and recognized a gain before income taxes of  $0.4 million (2010 — nil).

  During the six months ended June 30, 2011, the Company received proceeds of  $9.3 million (2010 —  $0.5 million) from the sale of certain available-for-sale securities and recognized a gain before taxes of  $4.8 million (2010 —  $0.3 million).

  The cost of an available-for-sale security was determined based on the average cost. Available-for-sale securities are carried at fair value and comprise the following:

	June 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$47,689	$50,958
Unrealized gains in accumulated other comprehensive income	48,381	48,151

Estimated fair value	96,070	99,109

Available-for-sale securities in an unrealized loss position
Cost	6,038	—
Unrealized losses in accumulated other comprehensive income	(1,454)	—

Estimated fair value	4,584	—

Total estimated fair value of available-for-sale securities	$100,654	$99,109

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. Within the Company's portfolio of common shares in the mining industry approximately 5 percent of the total fair value of investments are in an unrealized loss position. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration (less than 3 months) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at June 30, 2011.

LONG-TERM DEBT	6 Months Ended
Jun. 30, 2011
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  During the three months ended June 30, 2011, the Company repaid nil, net, to the credit facilities (2010 —  $600 million). At June 30, 2011, the credit facilities were drawn down by nil (December 31, 2010 —  $50 million).

  Total long-term debt interest costs incurred during the three and six month periods ended June 30, 2011 was  $10.3 million (2010 —  $15.3 million) and  $20.3 million (2010 —  $19.8 million), respectively. Total interest costs capitalized to property, plant and mine development for the three and six month periods ended June 30, 2011 was  $0.2 million (2010 — nil) and  $0.2 million (2010 —  $4.6 million), respectively. The outstanding long-term debt balance as at June 30, 2011 relates to the notes entered into in April 2010.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.   FINANCIAL INSTRUMENTS

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde Mine's 2011 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of  $2,500 (2010 —  $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of  $2,200 (2010 —  $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 (2010 —  $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, are recognized in the gain on derivative financial instruments component of the consolidated statements of income. The options that expired during the first quarter of 2011 and 2010 expired out of the money. The options that expired during the second quarter of 2011 resulted in a realized gain of  $0.1 million (2010 —  $1.3 million). As at June 30, 2011, the Company had an unrealized mark-to-market gain of  $0.7 million (2010 —  $3.9 million).

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of C $0.99 per US dollar. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. There were no similar foreign exchange forward contracts in the first or second quarter of 2010. The hedged items represent a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged  $90 million of 2011 expenditures.  $10 million will expire each month starting in April 2011 and will be completely expired by December 31, 2011. The options that expired during the second quarter of 2011 resulted in a realized gain of  $0.9 million. As of June 30, 2011, the Company recognized a mark-to-market gain of  $1.4 million in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income. The cash flow hedging relationship did not meet the requirements to be perfectly effective and therefore, did not qualify for hedge accounting.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to the period-end such that no derivatives were outstanding on June 30, 2011. The Company's foreign currency derivative strategy generated  $2.5 million (2010 —  $2.0 million) in call option premiums for the quarter ended June 30, 2011.

  In addition, the Company recognized a loss of  $1.3 million on intra-quarter silver financial instruments associated with timing of sales of silver products during the second quarter of 2011. For the six months ended June 30, 2011, the Company recognized a loss of  $3.4 million on intra-quarter silver financial instruments. There were no silver financial instruments during the first or second quarter of 2010.

  The Company's financial instruments were recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	6 Months Ended
Jun. 30, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
COMMITMENTS, CONTINGENCIES, AND GUARANTEES

10.   COMMITMENTS, CONTINGENCIES, AND GUARANTEES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at June 30, 2011, the total amount of these guarantees was  $122.3 million.

SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

11.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine, and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine and the Creston Mascota deposit at Pinos Altos
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration office, Meliadine Mine Project and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. The goodwill of  $200.1 million on the Consolidated Balance Sheets relates to the Meliadine Mine Project that is a component of the Exploration segment.

  Corporate Head Office assets are included in the Canada category and specific corporate income and expense items are noted separately below.

  The Meadowbank Mine achieved commercial on production March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011.

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other Income (Loss)
Interest and sundry income (loss)						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative expenses						(24,122)
Provincial capital tax						—
Interest expense						(13,989)

Income before income, mining and federal capital taxes						$104,766

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other Income (Loss)
Interest and sundry income						93
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						6,395
General and administrative expenses						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other Income (Loss)
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative expenses						(59,274)
Provincial capital tax						—
Interest expense						(27,997)

Income before income, mining and federal capital taxes						$182,128

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other Income (Loss)
Interest and sundry income						153
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						7,162
General and administrative expenses						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

	Total Assets as at
	June 30, 2011	December 31, 2010
Canada	$3,995,585	$4,172,997
Europe	717,718	679,258
Mexico	684,807	619,263
Exploration	243,546	28,833

	$5,641,656	$5,500,351

GENERAL AND ADMINISTRATIVE	6 Months Ended
Jun. 30, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

12.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank Mine in March 2011, the Company recognized, during the three months ended March 31, 2011, a loss on disposal of the kitchen of  $6.9 million, and incurred related costs of  $5.3 million, and also recognized an insurance receivable for  $9.1 million. The difference of  $3.1 million was recognized in the "General and Administrative" line item of the Consolidated Statements of Income during the first quarter of 2011. The Company's exposure to insurance losses related to this claim is limited to the  $3.1 million exposure through its captive insurance company. An additional  $1.5 million in kitchen fire related costs were incurred during the second quarter of 2011. An insurance receivable was recognized for the full amount and there was no impact on the "General and Administrative" line item of the Consolidated Statements of Income during the second quarter of 2011.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13.   SUBSEQUENT EVENTS

  On July 27, 2011, the Company made a strategic investment in Rubicon Metals Corporation ("Rubicon") in a non-brokered private placement for cash consideration of C $70 million or C $3.23 per share. After closing the transaction, the Company's interest in Rubicon is 21,671,827 shares.

  In addition, on July 27, 2011 the Company amended and restated its credit facility to extend the scheduled maturity date from June 22, 2014 to June 22, 2016. Terms related to standby fees and drawn amounts were reduced to reflect current market conditions.

COMPARATIVE FIGURES	6 Months Ended
Jun. 30, 2011
COMPARATIVE FIGURES
COMPARATIVE FIGURES

14.   COMPARATIVE FIGURES

  Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2011 interim consolidated financial statements.

ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2011
ACCOUNTING POLICIES
Fair Value Accounting

Fair Value Accounting

In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

Business Combinations

Business Combinations

In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

Revenue Recognition Multiple-Deliverable Revenue Arrangements

Revenue Recognition — Multiple-Deliverable Revenue Arrangements

In October 2009, the FASB issued an amendment to its guidance on multiple-deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue-generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2011
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents, and short-term investments(1)	$6,811	$—	$6,811	$—
Available-for-sale securities(2)(3)	100,654	92,401	8,253	—
Trade receivables(4)	64,821	—	64,821	—
Derivative assets(3)	2,148	—	2,148	—

	$174,434	$92,401	$82,033	$—

Financial liabilities:
Derivative liabilities(3)	—	—	—	—

  (1)
  Fair value approximates the carrying value due to the short-term nature.
  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data on the month of expected settlement.

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2011 were exercised:

Common shares outstanding at June 30, 2011	169,141,820
Employees' stock options	9,047,351
Warrants	8,600,000
Restricted share unit plan	65,941

186,855,112

Schedule of changes in common stock

  The following table illustrates the changes in common shares for the six months ended June 30, 2011:

	# of Shares	$ Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	217,388	11,168
Shares issued under Incentive Share Purchase Plan	146,546	9,609
Shares issued under Dividend Reinvestment Plan	80,331	4,943
Restricted share unit plan	(22,800)	(1,796)

Common shares, end of period	169,141,820	3,102,141

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$68,825	$100,360	$114,089	$122,692

Weighted average number of common shares outstanding — basic	169,029,450	156,899,468	168,948,799	156,789,221
Add: Dilutive impact of employee stock options	1,086,858	1,047,887	1,086,858	1,047,887
Dilutive impact of warrants	2,265,878	1,915,390	2,530,192	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan	65,941	57,468	65,941	57,468

Weighted average number of common shares outstanding — diluted	172,448,127	159,920,213	172,631,790	159,584,740

Net income per share — basic	$0.41	$0.64	$0.68	$0.78

Net income per share — diluted	$0.40	$0.63	$0.66	$0.77

STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2011
STOCK-BASED COMPENSATION
Stock option activity

	Six months ended June 30, 2011
	# of Options	Weighted average exercise price
		(C $)
Outstanding, beginning of period	6,762,704	56.94
Granted	2,593,785	76.46
Exercised	(217,388)	40.46
Cancelled	(91,750)	66.87

Outstanding, end of period	9,047,351	62.83

Options exercisable at end of period	5,518,997	58.94

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010
Risk-free interest rate	1.96%	1.87%
Expected life of options (in years)	2.5	2.5
Expected volatility of the Company's share price	34.6%	44.3%
Expected dividend yield	0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities roll forward from cost to fair value

	June 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$47,689	$50,958
Unrealized gains in accumulated other comprehensive income	48,381	48,151

Estimated fair value	96,070	99,109

Available-for-sale securities in an unrealized loss position
Cost	6,038	—
Unrealized losses in accumulated other comprehensive income	(1,454)	—

Estimated fair value	4,584	—

Total estimated fair value of available-for-sale securities	$100,654	$99,109

SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2011
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$298,143	$148,231	$45,870	$—	$1,383	$102,659
Europe	44,895	26,192	5,509	—	(76)	13,270
Latin America	90,653	38,331	7,856	—	772	43,694
Exploration	—	—	—	17,289	634	(17,923)

	$433,691	$212,754	$59,235	$17,289	$2,713	$141,700

Segment income						$141,700
Corporate and Other Income (Loss)
Interest and sundry income (loss)						(224)
Gain on sale of available-for-sale securities						420
Gain on derivative financial instruments						981
General and administrative expenses						(24,122)
Provincial capital tax						—
Interest expense						(13,989)

Income before income, mining and federal capital taxes						$104,766

Three Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$271,568	$130,228	$33,088	$—	$(13,836)	$122,088
Europe	34,725	17,937	6,176	—	(4,025)	14,637
Latin America	41,163	18,408	4,739	—	434	17,582
Exploration	—	—	—	12,955	—	(12,955)

	$347,456	$166,573	$44,003	$12,955	$(17,427)	$141,352

Segment income						$141,352
Corporate and Other Income (Loss)
Interest and sundry income						93
Gain on sale of available-for-sale securities						—
Gain on derivative financial instruments						6,395
General and administrative expenses						(23,240)
Provincial capital tax						(742)
Interest expense						(15,309)

Income before income, mining and federal capital taxes						$108,549

Six Months Ended June 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$575,714	$287,391	$92,971	$—	$11,688	$183,664
Europe	101,226	54,692	12,777	—	3,787	29,970
Latin America	168,819	69,238	15,416	—	669	83,496
Exploration	—	—	—	34,267	634	(34,901)

	$845,759	$411,321	$121,164	$34,267	$16,778	$262,229

Segment income						$262,229
Corporate and Other Income (Loss)
Interest and sundry income						24
Gain on sale of available-for-sale securities						4,814
Gain on derivative financial instruments						2,332
General and administrative expenses						(59,274)
Provincial capital tax						—
Interest expense						(27,997)

Income before income, mining and federal capital taxes						$182,128

Six Months Ended June 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$448,183	$211,588	$53,449	$—	$(3,677)	$186,823
Europe	69,213	40,955	13,290	—	(4,687)	19,655
Latin America	67,643	32,257	7,767	—	(162)	27,781
Exploration	—	—	—	20,459	—	(20,459)

	$585,039	$284,800	$74,506	$20,459	$(8,526)	$213,800

Segment income						$213,800
Corporate and Other Income (Loss)
Interest and sundry income						153
Gain on sale of available-for-sale securities						346
Gain on derivative financial instruments						7,162
General and administrative expenses						(51,670)
Provincial capital tax						(155)
Interest expense						(19,813)

Income before income, mining and federal capital taxes						$149,823

Segment assets by geographical area

	Total Assets as at
	June 30, 2011	December 31, 2010
Canada	$3,995,585	$4,172,997
Europe	717,718	679,258
Mexico	684,807	619,263
Exploration	243,546	28,833

	$5,641,656	$5,500,351

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial assets:
Available-for-sale securities	$ 100,654	$ 99,109	$ 99,109
Fair value measured on recurring basis | Level 1
Financial assets:
Available-for-sale securities	92,401
Total financial assets	92,401
Fair value measured on recurring basis | Level 2
Financial assets:
Cash equivalents, short-term investments	6,811
Available-for-sale securities	8,253
Trade receivables	64,821
Derivative assets	2,148
Total financial assets	82,033
Fair value measured on recurring basis | Total
Financial assets:
Cash equivalents, short-term investments	6,811
Available-for-sale securities	100,654
Trade receivables	64,821
Derivative assets	2,148
Total financial assets	$ 174,434

SHAREHOLDERS' EQUITY (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CAD	Mar. 31, 2011 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CAD	Mar. 31, 2010 USD ( $)	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 CAD	Jun. 30, 2010 USD ( $)	Jun. 30, 2010 CAD
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 3,700,000			$ 4,000,000
Number of times per year the employee benefit trust is funded			1			1
Common shares outstanding at June 30, 2011 (in shares)	169,141,820	169,141,820					169,141,820	169,141,820
Employees' stock options (in shares)	9,047,351	9,047,351					9,047,351	9,047,351
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	65,941	65,941					65,941	65,941
Maximum number of shares common shares (in shares)	186,855,112	186,855,112					186,855,112	186,855,112
Stock options granted (in shares)	19,000	19,000		40,000	40,000		2,593,785	2,593,785	2,795,080	2,795,080
Stock options granted - exercise price (in Canadian dollars per share)		63.39			63.7			76.46		57.05
Stock options exercised (in shares)	53,169	53,169		226,048	226,048		217,388	217,388	285,373	285,373
Cash received from exercise of stock options (in U.S. dollars)	2,100,000			8,200,000			8,900,000		9,500,000
Stock options cancelled (in shares)	0	0		42,500	42,500		91,750	91,750	53,050	53,050
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		0			57.14			66.87		55.7
Changes in Common Shares
Common shares, beginning of period, amount (in U.S. dollars)			3,078,217,000				3,078,217,000
Common shares, beginning of period (in shares)			168,720,355				168,720,355	168,720,355
Shares issued under Employee Stock Option Plan, amount (in U.S. dollars)							11,168,000
Shares issued under Employee Stock Option Plan (in shares)							217,388	217,388
Shares issued under Incentive Share Purchase Plan, amount (in U.S. dollars)							9,609,000
Shares issued under Incentive Share Purchase Plan (in shares)							146,546	146,546
Shares issued under Dividend Reinvestment Plan, amount (in U.S. dollars)							4,943,000
Shares issued under Dividend Reinvestment Plan (in shares)							80,331	80,331
Common shares, end of period (in U.S. dollars)							3,103,937,000
Common shares, end of period (in shares)							169,164,620	169,164,620
Restricted share unit plan, amount (in U.S. dollars)							(1,796,000)
Restricted share unit plan (in shares)							(22,800)	(22,800)
Common shares, end of period, amount (in U.S. dollars)	3,102,141,000						3,102,141,000
Common shares, end of period (in shares)	169,141,820	169,141,820					169,141,820	169,141,820
Net income per share
Net income	$ 68,825,000			$ 100,360,000			$ 114,089,000		$ 122,692,000
Weighted average number of common shares outstanding - basic (in shares)	169,029,450	169,029,450		156,899,468	156,899,468		168,948,799	168,948,799	156,789,221	156,789,221
Add : Dilutive impact of employee stock options (in shares)	1,086,858	1,086,858		1,047,887	1,047,887		1,086,858	1,086,858	1,047,887	1,047,887
Dilutive impact of warrants (in shares)	2,265,878	2,265,878		1,915,390	1,915,390		2,530,192	2,530,192	1,690,164	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan (in shares)	65,941	65,941		57,468	57,468		65,941	65,941	57,468	57,468
Weighted average number of common shares outstanding - diluted (in shares)	172,448,127	172,448,127		159,920,213	159,920,213		172,631,790	172,631,790	159,584,740	159,584,740
Net income per share - basic (in dollars per share)	$ 0.41			$ 0.64			$ 0.68		$ 0.78
Net income per share - diluted (in dollars per share)	$ 0.4			$ 0.63			$ 0.66		$ 0.77
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)							718,696	718,696

STOCK-BASED COMPENSATION (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2011 CAD	Jun. 30, 2010 CAD	Jun. 30, 2011 CAD	Jun. 30, 2010 CAD	Jun. 30, 2011 Stock options CAD	Jun. 30, 2010 Stock options
Stock options activity
Options outstanding, beginning of year (in shares)					6,762,704
Options granted (in shares)	19,000	40,000	2,593,785	2,795,080	2,593,785
Options exercised (in shares)	(53,169)	(226,048)	(217,388)	(285,373)	(217,388)
Options cancelled (in shares)	0	(42,500)	(91,750)	(53,050)	(91,750)
Options outstanding, end of year (in shares)	9,047,351		9,047,351		9,047,351
Options exercisable at end of period (in shares)					5,518,997
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.94
Granted, weighted average exercise price (in Canadian dollars per share)	63.39	63.7	76.46	57.05	76.46
Exercised, weighted average exercise price (in Canadian dollars per share)					40.46
Cancelled, weighted average exercise price (in Canadian dollars per share)					66.87
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)					62.83
Options exercisable at end of period (in Canadian dollars per share)					58.94
Fair value of options weighted average assumptions:
Pricing model used for valuation of options					Black Scholes	Black Scholes
Risk-free interest rate (as a percent)					1.96%	1.87%
Expected life of options (in years)					2.5	2.5
Expected volatility of the Company's share price (as a percent)					34.60%	44.30%
Expected dividend yield (as a percent)					0.88%	0.43%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities	$ 500,000		$ 9,300,000	$ 500,000
Gain on sale of available-for-sale securities	420,000		4,814,000	346,000
Schedule of Available-for-sale Securities
Estimated fair value	100,654,000	99,109,000	100,654,000	99,109,000	99,109,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost	47,689,000		47,689,000		50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	48,381,000		48,381,000		48,151,000
Estimated fair value	96,070,000		96,070,000		99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost	6,038,000		6,038,000
Unrealized gains (losses) in accumulated other comprehensive income	(1,454,000)		(1,454,000)
Estimated fair value	$ 4,584,000		$ 4,584,000
Percentage of total fair value of investments in unrealized loss position (as a percent)	5.00%		5.00%
Duration of impairment for investments in available-for-sale securities (in months)			3

LONG-TERM DEBT (Details) (USD $) In Millions	3 Months Ended		6 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Credit Facilities	Jun. 30, 2010 Credit Facilities	Dec. 31, 2010 Credit Facilities
Debt instrument
Amount repaid of the credit facility during the period						$ 600
Amount drawn down on the credit facility							50
Long-term debt interest costs	10.3	15.3	20.3	19.8
Interest costs capitalized for property, plant and mine development	$ 0.2		$ 0.2	$ 4.6

FINANCIAL INSTRUMENTS (Details)	3 Months Ended		6 Months Ended				6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2011 USD ( $)	Jun. 30, 2010 USD ( $)	Jun. 30, 2011 Call Options Written USD ( $)	Jun. 30, 2010 Call Options Written USD ( $)	Jun. 30, 2011 Call Options Written Zinc MT	Jun. 30, 2010 Call Options Written Zinc MT	Jun. 30, 2011 Put options purchased Zinc MT	Jun. 30, 2010 Put options purchased Zinc MT	Jun. 30, 2011 Foreign exchange forward contract USD ( $)	Jun. 30, 2011 Foreign exchange forward contract USD ( $)	Mar. 31, 2011 Foreign exchange forward contract USD ( $)	Mar. 31, 2011 Foreign exchange forward contract CAD	Jun. 30, 2011 Zinc USD ( $)	Jun. 30, 2010 Zinc USD ( $)	Jun. 30, 2011 Zinc USD ( $)	Jun. 30, 2010 Zinc USD ( $)	Jun. 30, 2011 Silver USD ( $)	Jun. 30, 2011 Silver USD ( $)
Derivative
Net premium payable to counterparty
Zinc options (in metric tonnes)							20,000	15,000	20,000	15,000
Strike price for option (in dollars per metric tonne)							2,500	2,500	2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)							2,000	1,500	2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)															2,500	2,500	2,500	2,500
Gain (Loss) on derivative financial instruments	981,000	6,395,000	2,332,000	7,162,000							900,000				100,000	1,300,000
Unrealized mark-to-market gain																	700,000	3,900,000
Exchange rate under foreign exchange forward contract (per US dollar)														0.99
Amount of expenditures hedged													90,000,000
Amount of expenditures hedged, expiring each month, beginning from April 2011													10,000,000
Call option premiums generated					2,500,000	2,000,000
Gain (loss) recognized in consolidated statement of income and comprehensive income												$ 1,400,000							$ 1,300,000	$ 3,400,000

COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $) In Millions	Jun. 30, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
Guarantees provided in the form of letters of credit	$ 122.3

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments (as a percent)	10.00%		10.00%
Segment reporting Information
Goodwill	$ 200,064		$ 200,064		$ 200,064
Revenues from Mining Operations	433,691	347,456	845,759	585,039
Production Costs	212,754	166,573	411,321	284,800
Amortization	59,235	44,003	121,164	74,506
Exploration and Corporate Development	17,289	12,955	34,267	20,459
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Segment Income (Loss)	141,700	141,352	262,229	213,800
Interest and sundry income (loss)	(224)	93	24	153
Gain on sale of available-for-sale securities	420		4,814	346
Gain (Loss) on derivative financial instruments	981	6,395	2,332	7,162
General and administrative expenses	(24,122)	(23,240)	(59,274)	(51,670)
Provincial capital tax		(742)		(155)
Interest expense	(13,989)	(15,309)	(27,997)	(19,813)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Total Assets	5,641,656		5,641,656		5,500,351
Canada
Segment reporting Information
Revenues from Mining Operations	298,143	271,568	575,714	448,183
Production Costs	148,231	130,228	287,391	211,588
Amortization	45,870	33,088	92,971	53,449
Foreign currency translation loss (gain)	1,383	(13,836)	11,688	(3,677)
Segment Income (Loss)	102,659	122,088	183,664	186,823
Total Assets	3,995,585		3,995,585		4,172,997
Europe
Segment reporting Information
Revenues from Mining Operations	44,895	34,725	101,226	69,213
Production Costs	26,192	17,937	54,692	40,955
Amortization	5,509	6,176	12,777	13,290
Foreign currency translation loss (gain)	(76)	(4,025)	3,787	(4,687)
Segment Income (Loss)	13,270	14,637	29,970	19,655
Total Assets	717,718		717,718		679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	90,653	41,163	168,819	67,643
Production Costs	38,331	18,408	69,238	32,257
Amortization	7,856	4,739	15,416	7,767
Foreign currency translation loss (gain)	772	434	669	(162)
Segment Income (Loss)	43,694	17,582	83,496	27,781
Mexico
Segment reporting Information
Total Assets	684,807		684,807		619,263
Exploration
Segment reporting Information
Exploration and Corporate Development	17,289	12,955	34,267	20,459
Foreign currency translation loss (gain)	634		634
Segment Income (Loss)	(17,923)	(12,955)	(34,901)	(20,459)
Total Assets	243,546		243,546		28,833
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry income (loss)	224	93	24	153
Gain on sale of available-for-sale securities	420		4,814	346
Gain (Loss) on derivative financial instruments	981	6,395	2,332	7,162
General and administrative expenses	(24,122)	(23,240)	(59,274)	(51,670)
Provincial capital tax		(742)		(155)
Interest expense	(13,989)	(15,309)	(27,997)	(19,813)
Income before income, mining and federal capital taxes	104,766	108,549	182,128	149,823
Meliadine Mine Project
Segment reporting Information
Goodwill	$ 200,100		$ 200,100

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions	3 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 1.5	$ 6.9
Costs related to disposal of property	5.3
Insurance receivable	9.1
Loss due to fire recognized in the General and Administrative		3.1
Maximum exposure to insurance losses		$ 3.1

SUBSEQUENT EVENTS (Details) (Rubicon Metals Corporation ("Rubicon"), CAD) In Millions, except Share data	Jun. 30, 2011
Rubicon Metals Corporation ("Rubicon")
Subsequent Event [Line Items]
Cash consideration made for a strategic investment	70
Cash consideration made for a strategic investment (in dollars per share)	3.23
Company's interest in acquired entity (in shares)	21,671,827

Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2